Subsequent Event (Details) - USD ($) $ / shares in Units, shares in Millions						5 Months Ended	12 Months Ended
	Feb. 06, 2017	Feb. 02, 2017	Jun. 20, 2016	Mar. 10, 2016	Mar. 08, 2016	Jul. 13, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Feb. 11, 2015	Oct. 23, 2014	Jun. 27, 2013
Subsequent Event [Line Items]
Accelerated share repurchases, authorized amount					$ 5,000,000,000				$ 11,000,000,000				$ 11,000,000,000	$ 10,000,000,000
Accelerated share repurchases, cash paid				$ 5,000,000,000		$ 160,000,000						$ 5,000,000,000
Shares repurchased			18	136		151	154	[1]	182	[2]	165
Shares repurchased, initial price per share (in dollars per share)				$ 29.36
Accelerated share repurchase, percentage of agreement					80.00%
Amount of remaining shares authorized in stock purchase plan, value							$ 11,400,000,000
Share Repurchase Agreement with Citibank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Accelerated share repurchases, authorized amount		$ 5,000,000,000
Accelerated share repurchases, cash paid	$ 5,000,000,000
Shares repurchased	126
Shares repurchased, initial price per share (in dollars per share)	$ 31.73
Accelerated share repurchase, percentage of agreement		80.00%
Amount of remaining shares authorized in stock purchase plan, value	$ 6,400,000,000

[1]	Represents shares purchased pursuant to and received upon settlement of the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[2]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement entered into on February 9, 2015 (see above for additional information), as well as other share repurchases through year-end 2015.